Expense Example, No Redemption - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	919
5 Years	1,172
10 Years	1,892
Fidelity Advisor International Growth Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	597
5 Years	1,026
10 Years	2,027
Fidelity Advisor International Growth Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	778
5 Years	1,089
10 Years	1,971
Fidelity Advisor International Growth Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor International Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966